Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Revenue	$ 245,274	$ 136,375	$ 65,852
Percentage of revenue	100.00%	100.00%	100.00%
Service fees
Concentration Risk [Line Items]
Revenue	$ 96,659	$ 49,927	$ 23,498
Percentage of revenue	39.00%	37.00%	36.00%
Fulfillment services
Concentration Risk [Line Items]
Revenue	$ 148,615	$ 86,448	$ 42,354
Percentage of revenue	61.00%	63.00%	64.00%